Net revenues (Tables)	12 Months Ended
Dec. 31, 2023
Net Revenues
Schedule of net revenues by billing

	2023	2022	2021
Gross billing	2,839,597	3,440,863	2,974,850
Billing from products	2,731,872	3,330,975	2,898,210
Billing from freight, contracting insurance services and others	107,725	109,888	76,640
Taxes on sales	(263,979)	(402,064)	(347,311)
Return of products sales	(2,385)	(4,809)	(5,429)
Net revenues	2,573,233	3,033,990	2,622,110

Schedule of net revenues from products

	2023	2022	2021
Zinc	1,682,711	2,093,105	1,844,632
Lead	321,803	276,438	223,341
Copper	263,376	290,519	305,793
Silver	61,594	57,921	69,691
Other products	136,024	206,119	102,013
Freight, contracting insurance services and others	107,725	109,888	76,640
Net revenues	2,573,233	3,033,990	2,622,110

Taxes on sales	263,979	402,064	347,311
Return of products sales	2,385	4,809	5,429
Gross billing	2,839,597	3,440,863	2,974,850

Schedule of revenues by geographical location

	2023	2022	2021
Peru	654,216	859,760	774,735
Brazil	559,786	827,173	753,280
Singapore	229,278	166,412	56,879
Switzerland	209,312	124,726	78,770
United States	168,965	174,526	119,564
Argentina	94,144	94,433	93,107
Chile	83,459	120,060	54,044
Luxembourg	78,474	95,252	97,462
China	65,910	-	-
Austria	47,919	48,676	45,057
South Africa	41,350	55,864	25,126
South Korea	39,985	32,406	118,596
Colombia	36,066	64,013	54,325
Japan	32,054	71,370	58,296
Taiwan	26,901	65,036	53,752
Turkey	26,606	54,955	34,493
Belgium	19,824	17,905	13,690
Malaysia	18,738	26,032	25,681
Netherlands	16,045	13,623	17,693
Ecuador	14,554	15,433	15,652
Italy	9,479	9,586	14,834
Vietnam	5,006	8,396	14,555
Other	95,162	88,353	102,519
Net revenues	2,573,233	3,033,990	2,622,110

Schedule of revenues by currency

	2023	2022	2021
USD	2,050,053	2,251,866	1,914,905
Brazilian Real (“BRL”)	523,180	782,124	707,205
Net revenues	2,573,233	3,033,990	2,622,110